FAIR VALUE	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE

12. FAIR VALUE

The authoritative guidance for fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact, and (iv) willing to transact. The guidance describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

● Level 1 — Quoted prices in active markets for identical assets or liabilities.

● Level 2— Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or corroborated by observable market data or substantially the full term of the assets or liabilities.

● Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities.

The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of July 31, 2021 and October 31, 2020 (in thousands):

July 31, 2021	Level 1	Level 2	Level 3	Total
Common stock warrant liability, warrants exercisable at $0.30 through September 2024	-	-	$24	$24
Common stock warrant liability, warrants exercisable at $0.70 through 5 years after the date such warrants become exercisable, if ever (Private Placement Warrants)	-	-	$4,061	$4,061
Total	-	-	$4,085	$4,085

October 31, 2020	Level 1	Level 2	Level 3	Total
Common stock warrant liability, warrants exercisable at $0.372 through September 2024	-	-	$17	$17

The following table sets forth a summary of the changes in the fair value of the Company’s warrant liabilities (in thousands):

For the Nine Months Ended July 31, 2021
Beginning balance	$17
Warrants issued	5,882
Warrant exercises	-
Change in fair value	(1,814)
Ending Balance	$4,085

13. FAIR VALUE

The authoritative guidance for fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact, and (iv) willing to transact. The guidance describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

● Level 1 — Quoted prices in active markets for identical assets or liabilities.

● Level 2— Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or corroborated by observable market data or substantially the full term of the assets or liabilities.

● Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities.

The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of October 31, 2020 and October 31, 2019:

October 31, 2020	Level 1	Level 2	Level 3	Total
Common stock warrant liability, warrants exercisable at $0.372 through September 2024	-	-	$17	$17

October 31, 2019	Level 1	Level 2	Level 3	Total
Common stock warrant liability, warrants exercisable at $0.372 through September 2024	-	-	$19	$19

The following table sets forth a summary of the changes in the fair value of the Company’s warrant liabilities:

	Year Ended October 31,
	2020	2019
Beginning balance	$19	$6,517
Shares issued in settlement of warrants	-	(3,856)
Warrant exercises	(2)	(53)
Change in fair value	-	(2,589)
Ending Balance	$17	$19